Equity (Schedule of Stockholders Equity) (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Equity [Abstract]
Common Stock, Par or Stated Value Per Share	$ 0.01
Common Stock, Shares Authorized	1,547,779
US Treasury ownership of common stock	63.40%
Common Stock, Shares, Outstanding, beginning of period	1,330,970	1,330,970	1,330,970
Stock Issued During Period, Shares, Conversion of Convertible Securities	216,667	0	0
Common Stock, Shares, Outstanding, end of period	1,547,637	1,330,970	1,330,970
Stock Issued During Period, Value, New Issues	$ 1,270
Series F-2 Preferred Stock [Member]
Equity [Abstract]
Stock Issued During Period, Shares, Conversion of Convertible Securities			531,850